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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:    811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited)

	Principal Amount		Borrower/Tranche Description	Fair Value
SENIOR LOANS*: 136.7%
Aerospace & Defense: 2.3%
$10,000,000			Delta, New Term Loan B, 5.500%, due 04/20/17	$9,930,210
	500,000		Delta, Term Loan B, 4.250%, due 03/07/16	498,360
	710,526		Forgings International Ltd., Tranche B Dollar Term Loan, 4.807%, due 12/18/15	686,546
	710,526		Forgings International Ltd., Tranche C Dollar Term Loan, 5.307%, due 12/20/16	686,546
	2,094,750		Transdigm, Inc., New Term Loan B, 4.000%, due 02/14/17	2,107,281
	3,987,670		United Airlines, Inc., Term Loan B, 2.268%, due 02/03/14	3,873,646
	2,958,333		US Airways, Term Loan, 2.694%, due 03/21/14	2,727,418
				20,510,007
Automobile: 4.9%
	3,173,788		Avis Budget Car Rental, LLC, New Term Loan, 5.750%, due 04/19/14	3,188,308
	4,000,000	(4)	Chrysler Group LLC, Term Loan, due 06/02/17	3,982,800
	2,000,000	(4)	Delphi Corporation, Term Loan B, due 03/31/17	2,009,158
	3,167,060		Dollar Thrifty Automotive Group, Inc., Term Loan B, 2.691%, due 06/15/13	3,163,101
	4,604,548		Federal-Mogul Corporation, Term Loan B, 2.146%, due 12/29/14	4,444,830
	2,349,259		Federal-Mogul Corporation, Term Loan C, 2.139%, due 12/28/15	2,267,770
	3,940,786		Ford Motor Company, Term Loan B1, 2.950%, due 12/16/13	3,946,315
	3,882,029		Ford Motor Company, Term Loan B2, 2.950%, due 12/16/13	3,884,444
	5,000,000	(4)	KAR Auction Services, Inc., Term Loan B, due 05/19/17	5,025,000
	2,700,000		Metaldyne, LLC, New Term Loan B, 5.250%, due 05/18/17	2,706,750
	1,945,125		Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	1,959,713
	961,956		Tomkins, Inc., New Term Loan A, 4.250%, due 09/29/15	963,459
	3,984,627		Tomkins, Inc., New Term Loan B, 4.250%, due 09/29/16	4,002,475
	1,271,813		Transtar Holding Company, Term Loan B, 4.500%, due 12/21/16	1,282,941
	498,750		UCI International, Inc., New Term Loan B, 5.500%, due 07/26/17	503,634
				43,330,698
Beverage, Food & Tobacco: 5.0%
	3,980,000		Advance Pierre Foods, 1st Lien Term Loan, 7.000%, due 09/30/16	4,014,825
	1,892,960		ARAMARK, Canadian Term Loan, 2.182%, due 01/26/14	1,855,101
	456,754		ARAMARK, Extended Letter of Credit, 3.494%, due 07/26/16	457,254
	6,945,247		ARAMARK, Extended Term Loan B, 3.557%, due 07/26/16	6,952,845
	632,780		ARAMARK, Synthetic Letter of Credit, 2.119%, due 01/27/14	625,659
	3,147,614		ARAMARK, Term Loan, 2.182%, due 01/27/14	3,112,191
	946,542		Bolthouse Farms, Inc, New 1st Lien Term Loan, 5.502%, due 02/11/16	952,754
	85,000		Darling International Inc., Term Loan, 5.000%, due 12/16/16	85,903
	3,000,000		Del Monte Corporation, Term Loan, 4.500%, due 03/08/18	3,004,434
EUR	2,125,000		Iglo Birds Eye, EUR Term Loan D, 5.950%, due 04/30/16	3,089,174
GBP	1,250,000		Iglo Birds Eye, GBP Term Loan E, 5.273%, due 04/29/16	2,071,282
$2,000,000		(4)	JBS USA, Inc. (FKA Swift), Term Loan, due 05/16/18	2,002,476
	1,200,000		Michael Foods, Term Loan, 4.250%, due 02/23/18	1,206,300
	7,423,092		Pinnacle Foods Holding Corporation, Tranche B Term Loan, 2.711%, due 04/02/14	7,382,368

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Beverage, Food & Tobacco: (continued)
EUR	666,192		Selecta, EUR Facility B4, 3.615%, due 06/28/15	$893,412
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.360%, due 02/07/15	630,307
GBP	2,671,660		United Biscuits Holdco Limited, GBP Term Loan B1, 2.881%, due 12/15/14	4,347,064
	$1,458,000		Windsor Quality Foods Company, New Term Loan B, 5.000%, due 02/16/17	1,462,860
				44,146,209
Buildings & Real Estate: 2.3%
	2,250,000		Armstrong World Industries, Inc., New Term Loan B, 4.000%, due 03/09/18	2,263,829
	7,917,875		Capital Automotive L.P., New Term Loan B, 5.000%, due 03/10/17	7,873,337
	1,492,500		CB Richard Ellis, New Term Loan B, 3.454%, due 11/06/16	1,493,433
	988,718		Contech Construction Products Inc., Term Loan, 5.250%, due 01/31/13	839,174
	991,780		Custom Building Products, Inc., Term Loan B, 5.750%, due 03/19/15	997,978
	3,184,000		Goodman Global Inc., 1st Lien Term Loan, 5.750%, due 10/28/16	3,213,840
	892,524		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	899,765
	1,500,000	(4)	LNR Property Corporation, Term Loan B, due 04/29/16	1,506,563
	1,397,431		Realogy Corporation, Extended Term Loan, 4.518%, due 10/10/16	1,305,101
				20,393,020
Cargo Transport: 1.1%
	775,000	(4)	Baker Tanks, Inc., Term Loan B, due 06/08/17	778,875
	1,350,233		Baker Tanks, Inc., Term Loan C, 4.764%, due 05/08/14	1,350,233
	869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.307%, due 08/31/16	855,172
	702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.273%, due 08/31/16	699,197
	2,168,551		Ceva Group PLC, Extended Tranche B Term Loan, 5.273%, due 08/31/16	2,141,443
	587,791		Dockwise Transport N.V., Tranche B-1 Term Loan, 2.057%, due 04/10/15	569,668
	481,690		Dockwise Transport N.V., Tranche B-2 Term Loan, 2.057%, due 01/11/15	466,838
	493,871		Dockwise Transport N.V., Tranche C-1 Term Loan, 2.932%, due 04/10/16	478,643
	481,690		Dockwise Transport N.V., Tranche C-2 Term Loan, 2.932%, due 01/11/16	466,838
	715,364		Inmar, Inc., Term Loan B, 2.450%, due 04/29/13	702,845
	1,017,804		US Shipping Partners L.P., Restated Term Loan, 9.200%, due 08/07/13	917,721
				9,427,473
Cellular: 0.2%
	2,229,339		NTELOS Inc., New Term Loan B, 4.000%, due 08/07/15	2,237,421
				2,237,421

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount	Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber: 5.5%
	$726,294	AZ Chem US Inc., New Term Loan B, 4.750%, due 11/21/16	$730,924
	695,099	Brenntag Holding GmbH & Co. KG, Acquisition Term Loan, 3.706%, due 01/20/14	698,357
	3,542,098	Brenntag Holding GmbH & Co. KG, Term Loan B2, 3.712%, due 01/20/14	3,548,739
	765,000	Chemtura Corporation, Exit Term Loan B, 5.500%, due 08/27/16	771,216
	2,548,754	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), 1st Lien Term Loan, 2.557%, due 05/15/14	2,547,959
	1,000,000	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), 2nd Lien Term Loan, 6.057%, due 11/15/14	999,688
	1,710,831	Diversey Inc, New Term Loan B, 4.000%, due 11/24/15	1,717,782
	597,427	Houghton International, Inc., New Term Loan B, 6.750%, due 01/29/16	602,281
	5,606,098	Huntsman International LLC, Term Loan C, 2.463%, due 06/30/16	5,549,257
	121,367	Ineos US Finance LLC, Term Loan A2, 7.001%, due 12/14/12	126,828
	1,845,179	Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	1,911,491
	2,149,532	Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	2,226,782
	1,379,086	ISP Chemco Inc., Term Loan, 1.750%, due 06/04/14	1,367,881
EUR	1,528,259	MacDermid, Inc., EUR Tranche C Term Loan, 3.433%, due 04/11/14	2,162,149
	$1,246,979	MacDermid, Inc., Term Loan B, 2.191%, due 04/12/14	1,240,355
	2,911,123	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C1, 4.000%, due 05/05/15	2,894,383
	1,300,967	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C2, 4.063%, due 05/05/15	1,293,486
	1,158,747	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C4, 4.062%, due 05/05/15	1,160,167
	962,500	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C5, 4.063%, due 05/05/15	962,500
	997,409	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C7, 4.063%, due 05/05/15	991,176
	1,140,000	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C3 Credit Linked Deposit, 2.499%, due 05/05/13	1,105,800
	995,000	Nalco Company, Term Loan B1, 4.500%, due 10/05/17	1,004,061
	1,293,500	Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	1,306,840
	2,134,728	Polypore Incorporated, Incremental Term Loan, 2.200%, due 07/03/14	2,114,715
	1,410,000	Rockwood Specialties Group, Inc., New Term Loan B, 3.750%, due 02/09/18	1,422,463
	1,057,206	Solutia Inc., New Term Loan B, 3.500%, due 08/01/17	1,062,398
	3,391,500	Styron S.A.R.L., New Term Loan B, 6.000%, due 08/02/17	3,419,663
	666,667	Taminco, Term Loan B2, 2.175%, due 08/31/15	656,667
	666,667	Taminco, Term Loan C2, 3.425%, due 08/31/16	656,667
	2,294,250	Univar Inc., Term Loan B, 5.000%, due 06/30/17	2,297,937
			48,550,612

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Containers, Packaging & Glass: 4.4%
	$4,747,553		Berry Plastics Corporation, Term Loan C, 2.261%, due 04/03/15	$4,575,160
	263,540		Bway Holding Corporation, Canadian Term Loan C, 4.503%, due 02/23/18	265,023
	2,968,360		Bway Holding Corporation, New Term Loan B, 4.503%, due 02/23/18	2,982,584
	7,671,032		Graham Packaging Company, L.P, Term Loan C, 6.750%, due 04/05/14	7,706,173
	134,777		Graphic Packaging International, Inc., Term Loan B, 2.289%, due 05/16/14	134,398
	4,584,264		KLEOPATRA LUX 2 S.À. R.L, Senior Term Facility 1, 2.957%, due 01/03/16	4,034,152
EUR	1,200,000		Mivisa Envases SAU (Mivisa), New EUR Term Loan B3, 5.750%, due 01/30/18	1,754,543
	$2,158,295		Pro Mach, Inc, Tranche B Term Loan, 4.500%, due 12/14/11	2,152,900
EUR	1,000,000		Reynolds Group Holdings Limited, Euro Term Loan, 5.000%, due 02/09/18	1,445,940
	$8,300,000		Reynolds Group Holdings Limited, Tranche E Term Loan, 4.250%, due 02/09/18	8,313,629
	2,000,000	(4)	Rock-Tenn Company, Term Loan B, due 03/28/18	2,009,876
	1,000,000	(4)	Xerium Technologies, Inc., 2nd Lien Term Loan, due 05/25/15	1,001,250
	3,000,000	(4)	Xerium Technologies, Inc., New Term Loan B, due 05/22/17	3,016,875
				39,392,503
Data and Internet Services: 9.0%
	1,237,500		Aspect Software, Inc., New Term Loan B, 6.250%, due 04/19/16	1,245,750
	2,650,000		Attachmate Corporation, New Term Loan B, 6.500%, due 04/27/17	2,671,531
	2,094,750		AutoTrader.com, Inc., New Term Loan B, 4.750%, due 12/15/16	2,105,224
	5,327,156		Avaya Inc., Extended Term Loan B3, 4.755%, due 10/26/17	5,198,787
	2,652,034		Avaya Inc., Term Loan, 3.005%, due 10/24/14	2,565,180
	4,340,537		Carlson Wagonlit Holdings B.V., Term Loan B2, 4.023%, due 08/04/14	4,327,515
	1,801,656		CCC Information Services Group, Inc., New Term Loan B, 5.500%, due 11/11/15	1,812,071
	3,100,000		Dealer Computer Services Inc., New Term Loan B, 3.750%, due 04/20/18	3,114,855
	1,197,000		Fifth Third Processing Solutions, Term Loan B1, 4.750%, due 11/03/16	1,202,237
	2,204,375		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	2,231,930
	3,584,122		First Data Corporation, Term Loan B1, 2.945%, due 09/24/14	3,362,011
	3,949,709		First Data Corporation, Term Loan B2, 2.945%, due 09/24/14	3,705,115
	13,170,534		First Data Corporation, Term Loan B3, 2.963%, due 09/24/14	12,348,060
	3,031,999		Orbitz Worldwide, Inc., Term Loan, 3.227%, due 07/25/14	2,854,627
	2,216,666		Property Data I, Inc., Term Loan, 7.000%, due 12/21/16	2,218,513
	10,993,136	(4)	Sabre Inc., Term Loan B, 2.214%, due 09/30/14	9,909,532
	1,990,000		SAVVIS Communications Corporation, Term Loan, 6.750%, due 08/04/16	2,007,910

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Data and Internet Services: (continued)
$1,900,000		(4)	Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2, 6.250%, due 10/15/17	$1,910,391
	1,440,000		Sungard Data Systems Inc, Add on Term Loan, 3.710%, due 02/28/14	1,449,000
	241,726		Sungard Data Systems Inc, Tranche A, 1.955%, due 02/28/14	239,740
	6,540,390		Sungard Data Systems Inc, Tranche B, 3.873%, due 02/26/16	6,554,701
	3,420,000		Trans Union LLC, New Term Loan B, 4.750%, due 02/12/18	3,441,375
	2,526,694		Transfirst Holdings, Inc., Term Loan B, 3.060%, due 06/15/14	2,457,210
	676,705		Travelport, Inc., Extended Delayed Draw Term Loan, 4.741%, due 08/21/15	654,349
	421,022		Travelport, Inc., Extended Term Loan B, 4.741%, due 08/21/15	407,113
	136,295		Travelport, Inc., Tranche S Term Loan, 4.807%, due 08/21/15	131,792
				80,126,519
Diversified / Conglomerate Manufacturing: 2.3%
	2,613,737		Brand Services, Inc., New Term Loan, 2.563%, due 02/07/14	2,520,079
	1,143,354		Brand Services, Inc., Term Loan B 2, 3.563%, due 02/07/14	1,113,817
	1,500,000		Doncasters Group Limited, U.S. Term Loan B2, 0.000%, due 07/13/15	1,466,876
	1,500,000		Doncasters Group Limited, U.S. Term Loan C2, 0.000%, due 07/13/15	1,466,876
	2,895,602	(4)	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended 1st Lien Term Loan, 5.500%, due 05/31/16	2,896,053
	174,965		EPD, Inc., Delayed Draw Term Loan, 2.700%, due 07/31/14	168,732
	1,221,591		EPD, Inc., Initial Term Loan, 2.700%, due 07/31/14	1,178,072
EUR	390,982	(3)	Ferretti S.p.A, EUR Term Loan B, 0.000%, due 01/31/15	403,912
EUR	387,966	(3)	Ferretti S.p.A, EUR Term Loan C, 0.000%, due 01/31/16	400,796
EUR	67,493	(3)	Ferretti S.p.A, EUR Term Loan G, 0.000%, due 01/31/17	71,343
$420,000			Manitowoc Company, Inc. (The), New Term Loan B, 4.250%, due 11/13/17	422,450
	4,112,730		Rexnord Corporation / RBS Global, Inc., Term Loan B, 2.791%, due 07/19/13	4,095,590
	939,063		Rexnord Corporation / RBS Global, Inc., Term Loan B2, 2.500%, due 07/19/13	935,150
	500,000		Sensata Technologies B.V., New Term Loan, 4.000%, due 05/11/18	501,615
	450,000		Sensus Metering Systems Inc., 1st Lien Term Loan, 4.750%, due 05/09/17	453,094
	400,000		Sensus Metering Systems Inc., 2nd Lien Term Loan, 8.500%, due 05/09/18	408,250
	1,989,647		Wire Rope Corporation Of America, Inc., Term Loan, 5.250%, due 02/10/14	1,979,698
				20,482,403
Diversified / Conglomerate Service: 4.9%
	6,764,197		Affinion Group, Inc., Tranche B Term Loan, 5.000%, due 10/10/16	6,780,261
	1,561,312		AlixPartners LLP, Term Loan B, 2.308%, due 10/12/13	1,556,922
	250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.500%, due 03/16/18	256,250
	1,500,000		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,512,170

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service: (continued)
$4,184,801			Catalina Marketing Corporation, Term Loan, 2.941%, due 10/01/14	$4,153,415
840,968			Coach America Holdings, Inc., 1st Lien Term Loan, 7.250%, due 04/18/14	698,003
180,206			Coach America Holdings, Inc., Synthetic Letter of Credit, 6.061%, due 04/20/14	149,571
3,283,500			Fidelity National Information Services, Inc., Term Loan B, 5.250%, due 07/18/16	3,303,339
EUR	422,505		ISS Holding A/S, EUR Facility B10, 3.241%, due 12/31/13	603,922
EUR	239,210		ISS Holding A/S, EUR Facility B5, 3.241%, due 12/31/13	341,924
EUR	42,682		ISS Holding A/S, EUR Facility B6, 3.241%, due 12/31/13	61,009
EUR	31,958		ISS Holding A/S, EUR Facility B7, 3.241%, due 12/31/13	45,680
EUR	225,927		ISS Holding A/S, EUR Facility B8, 3.241%, due 12/31/13	322,937
EUR	3,017,890		ISS Holding A/S, EUR Term Loan B9, 3.241%, due 12/31/13	4,313,728
$3,075,000		(4)	MoneyGram International, Inc., Term Loan B, due 11/17/17	3,096,141
3,000,000			NDS Treasury (Americas), New Term Loan B, 4.000%, due 03/12/18	3,009,375
450,214			ServiceMaster Company, Delayed Draw Term Loan, 2.700%, due 07/24/14	440,486
4,520,896			ServiceMaster Company, Term Loan, 2.739%, due 07/24/14	4,423,213
1,656,494			Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,642,000
798,000			Vertafore, Inc., Term Loan, 5.250%, due 07/29/16	803,237
934,447			West Corp, Term Loan B2, 2.732%, due 10/24/13	930,165
2,571,757			West Corp, Term Loan B4, 4.594%, due 07/15/16	2,582,687
2,272,707			West Corp, Term Loan B5, 4.607%, due 07/15/16	2,286,202
				43,312,637
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.9%
4,324,559			Georgia Pacific LLC, New Term Loan B, 2.309%, due 12/21/12	4,325,787
3,788,098			Georgia Pacific LLC, New Term Loan C, 3.559%, due 12/23/14	3,800,989
				8,126,776
Ecological: 0.4%
485,000			Synagro Technologies, Inc., 2nd Lien Term Loan, 4.950%, due 10/02/14	446,503
779,353			Synagro Technologies, Inc., Term Loan B, 2.200%, due 04/02/14	739,606
2,000,000			Waste Industries USA, Inc., Term Loan B, 4.750%, due 03/17/17	2,008,727
				3,194,836
Electronics: 3.7%
2,300,000			Aeroflex, Inc., Term Loan B, 4.250%, due 05/09/18	2,305,732
475,313			Brocade Communications Systems, Inc., Term Loan B, 7.000%, due 10/07/13	478,283
921,076			CDW LLC, Extended TL, 4.500%, due 07/14/17	919,267
4,700,000			Eagle Parent, Inc., New Term Loan, 5.000%, due 05/16/18	4,656,525
278,624			FCI International S.A.S., Term Loan A1, 2.790%, due 09/30/12	276,535
254,772			FCI International S.A.S., Term Loan A2, 2.790%, due 09/30/12	252,861
9,261,353			Freescale Semiconductor, Inc., Extended Term Loan B, 4.461%, due 12/01/16	9,242,543

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Electronics: (continued)
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., EUR 2nd Lien Term Loan, 7.490%, due 03/02/14	$648,066
	$173,879		Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 5.950%, due 07/28/15	172,575
	481,250		Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B1, 4.970%, due 07/28/15	470,416
EUR	718,125		Infor Enterprise Solutions Holdings, Inc., Extended EUR Initial Term Loan, 6.901%, due 07/28/15	1,012,749
$349,146			Infor Enterprise Solutions Holdings, Inc., Extended Initial Term Loan, 5.950%, due 07/28/15	342,272
	463,658		Intersil Corporation, Term Loan, 4.750%, due 04/27/16	466,991
	2,240,000		Kronos Incorporated, 2nd Lien Term Loan, 6.057%, due 06/11/15	2,212,000
	3,081,016		Kronos Incorporated, Initial Term Loan, 2.057%, due 06/11/14	3,045,045
	1,795,500		Microsemi Corporation, New Term Loan B, 4.000%, due 11/02/17	1,805,600
	2,400,000		Open Link Financial, Inc., New Term Loan B, 5.250%, due 04/26/18	2,392,500
	625,000		Rovi Corporation, Tranche B Term Loan, 4.000%, due 02/07/18	629,297
	1,043,688		Spansion LLC, Exit Term Loan B, 4.750%, due 01/08/15	1,049,069
				32,378,326
Finance: 2.5%
	861,845		BNY ConvergEx Group, LLC, Eze Term Loan, 5.250%, due 12/19/16	866,558
	2,053,947		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	2,065,180
	4,975,000		Interactive Data Corporation, New Term Loan B, 4.750%, due 02/12/18	5,000,209
	5,312,177		LPL Holdings, Inc., 2015 Extended Term Loan, 4.250%, due 06/25/15	5,345,379
	1,922,739		LPL Holdings, Inc., 2017 Term Loan — Add on, 5.250%, due 06/28/17	1,940,165
	4,450,340		MSCI Inc., Term Loan B1, 3.750%, due 03/14/17	4,489,974
	2,636,835		Nuveen Investments, Inc., Extended Term Loan, 5.791%, due 05/12/17	2,654,141
				22,361,606
Gaming: 4.5%
	887,500		Ameristar Casinos Inc., Term Loan B, 4.000%, due 04/13/18	892,885
	1,275,000		Caesars Octavius, LLC, Term Loan, 9.261%, due 02/24/17	1,287,352
	1,221,163		Cannery Casino Resorts, LLC, Delayed Draw Term Loan, 4.443%, due 05/20/13	1,208,951
	1,465,660		Cannery Casino Resorts, LLC, Term Loan B, 4.443%, due 05/17/13	1,451,003
	535,170	(2)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 0.000%, due 06/06/14	147,172
	1,070,339	(2)(3)	Fontainebleau Las Vegas, LLC, Term Loan B, 3.250%, due 06/06/14	294,343
GBP	1,486,672	(4)	Gala Group, GBP Term Loan B, 4.839%, due 10/25/13	2,444,649
GBP	1,496,242	(4)	Gala Group, GBP Term Loan C, 5.338%, due 10/27/14	2,460,386
$814,286			Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	822,429
	1,220,873		Golden Nugget, Inc., New Delayed Draw Term Loan, 3.200%, due 06/30/14	1,076,404
	2,144,764		Golden Nugget, Inc., Term Loan B, 3.200%, due 06/30/14	1,890,967

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Gaming: (continued)
$750,000		(2)(3)	Green Valley Ranch Gaming, LLC, 2nd Lien Term Loan, 0.000%, due 08/16/14	$14,766
	1,536,111		Harrahs Operating Company, Inc, Incremental Term Loan B4, 9.500%, due 10/31/16	1,633,253
	2,415,817		Harrahs Operating Company, Inc, Term Loan B1, 3.274%, due 01/28/15	2,254,086
	7,249,697		Harrahs Operating Company, Inc, Term Loan B2, 3.249%, due 01/28/15	6,765,765
	3,146,839		Harrahs Operating Company, Inc, Term Loan B3, 3.274%, due 01/28/15	2,936,167
	2,144,625		Isle Of Capri Casinos, Inc., New Term Loan B, 4.750%, due 03/24/17	2,158,012
	1,096,395		Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 3.000%, due 11/23/16	1,079,949
	4,467,385		Las Vegas Sands, LLC, Extended Term Loan B, 3.000%, due 11/23/16	4,397,582
	16,228		Seminole Tribe Of Florida, Delayed Draw Term Loan B2, 1.813%, due 03/05/14	15,994
	857,981		VML US FINANCE LLC, Delayed Draw Term Loan B, 4.700%, due 05/25/12	858,875
	2,098,622		VML US FINANCE LLC, New Project Term Loan, 4.700%, due 05/27/13	2,097,529
	1,578,325		VML US FINANCE LLC, Term Loan B, 4.700%, due 05/27/13	1,579,970
				39,768,489
Healthcare, Education and Childcare: 16.9%
	380,904		Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.441%, due 04/24/15	380,403
	1,566,802		Bausch & Lomb, Inc., Term Loan, 3.531%, due 04/24/15	1,564,741
	5,888,144		Biomet Inc., Term Loan B, 3.276%, due 03/25/15	5,865,681
	452,469		Bright Horizons Family Solutions Inc., Term Loan B, 7.500%, due 05/28/15	455,768
	6,331,111		Catalent Pharma Solutions, Inc., Dollar Term Loan, 2.441%, due 04/10/14	6,179,164
	1,888,043		CHG Medical Staffing, Inc., Term Loan B, 7.000%, due 10/05/16	1,906,924
	7,674,205		CHS/Community Health Systems, Inc., Extended Term Loan B, 3.754%, due 01/25/17	7,499,142
	20,470,364		CHS/Community Health Systems, Inc., Non Extended Term Loan, 2.504%, due 07/25/14	19,816,602
	1,052,319		CHS/Community Health Systems, Inc., Non-Extended Delayed Draw, 2.504%, due 07/25/14	1,018,711
	1,042,388		ConvaTec, Term Loan, 5.750%, due 12/22/16	1,047,437
	1,246,875		Davita Inc., New Term Loan B, 4.500%, due 10/20/16	1,257,006
	6,000,000		Drumm Investors LLC, Term Loan, 5.000%, due 05/04/18	5,915,970
	1,241,432	(4)	Emdeon Business Services LLC, 1st Lien Term Loan, 2.200%, due 11/18/13	1,238,717
	535,769		Emdeon Business Services LLC, Incremental Term Loan, 4.500%, due 11/18/13	538,783
	4,200,000	(4)	Emergency Medical Services Corporation, Term Loan, due 05/02/18	4,200,752
SEK	41,155		Gambro Holding AB, SEK Term Loan B4, 4.394%, due 06/05/14	6,645

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
SEK	41,842		Gambro Holding AB, SEK Term Loan B5, 4.394%, due 06/05/14	$6,756
SEK	41,842		Gambro Holding AB, SEK Term Loan C3, 5.098%, due 06/05/15	6,756
SEK	41,155		Gambro Holding AB, SEK Term Loan C4, 5.144%, due 06/05/15	6,645
	$32,575		Gambro Holding AB, Term Loan B, 2.445%, due 06/05/14	32,494
32,575			Gambro Holding AB, Term Loan C, 3.195%, due 06/05/15	32,494
2,850,000		(4)	Grifols S.A, Term Loan B, due 11/23/16	2,878,489
2,419,375			Harlan Sprague Dawley, Inc., Term Loan B, 3.730%, due 07/11/14	2,253,043
12,013,480			HCA, Inc., Extended Term Loan B2, 3.557%, due 03/31/17	11,963,419
5,009,376			HCA, Inc., Extended Term Loan B3, 3.557%, due 05/01/18	4,965,544
3,560,105			Health Management Associates, Inc., Term Loan B, 2.057%, due 02/28/14	3,484,008
1,976,518			HGI Holding, Inc., Term Loan B, 6.750%, due 09/29/16	2,002,049
2,350,000		(4)	Iasis Healthcare LLC, Term Loan, due 05/03/18	2,355,875
2,351,506			IM US Holdings, LLC, 1st Lien Term Loan, 2.200%, due 06/26/14	2,323,582
1,000,000			IM US Holdings, LLC, 2nd Lien Term Loan, 4.461%, due 06/26/15	993,750
EUR	2,000,000		IMS Health Incorporated, New EUR Term Loan B, 5.000%, due 08/25/17	2,908,657
	$4,679,392		IMS Health Incorporated, New Term Loan B, 4.500%, due 08/25/17	4,694,988
764,750			inVentiv Health Inc., Incremental Term Loan B1, 4.750%, due 08/04/16	768,096
2,123,977			inVentiv Health Inc., Replacement Term Loan B, 4.750%, due 08/04/16	2,133,269
1,676,727			Medassets, Inc., New Term Loan, 5.250%, due 11/16/16	1,689,303
EUR	200,000		Molnlycke Health Care Group, EUR Term Loan B, 3.232%, due 03/30/15	287,504
EUR	146,261		Molnlycke Health Care Group, EUR Term Loan C, 3.482%, due 03/30/16	210,254
GBP	250,000		Molnlycke Health Care Group, GBP Term Loan B2, 2.629%, due 03/31/15	408,935
GBP	169,203		Molnlycke Health Care Group, GBP Term Loan C2, 2.879%, due 03/31/16	276,773
EUR	504,944		Nyco Holdings 3 ApS, EUR Term Loan B1 I, 4.950%, due 12/29/14	727,287
EUR	81,310		Nyco Holdings 3 ApS, EUR Term Loan B1 III, 4.950%, due 12/29/14	117,113
EUR	1,317,855		Nyco Holdings 3 ApS, EUR Term Loan B1 Il, 4.950%, due 12/29/14	1,898,149
EUR	51,795		Nyco Holdings 3 ApS, EUR Term Loan B1 IV, 4.950%, due 12/29/14	74,602
EUR	366,234		Nyco Holdings 3 ApS, EUR Term Loan B1 V, 4.950%, due 12/29/14	527,499
EUR	504,819		Nyco Holdings 3 ApS, EUR Term Loan C1 I, 5.700%, due 12/29/15	727,108
EUR	1,317,531		Nyco Holdings 3 ApS, EUR Term Loan C1 II, 5.700%, due 12/29/15	1,897,683
EUR	81,290		Nyco Holdings 3 ApS, EUR Term Loan C1 III, 5.700%, due 12/29/15	117,084
EUR	51,782		Nyco Holdings 3 ApS, EUR Term Loan C1 IV, 5.700%, due 12/29/15	74,584
EUR	366,144		Nyco Holdings 3 ApS, EUR Term Loan C1 V, 5.700%, due 12/29/15	527,370
	$4,700,000		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	4,479,688
671,786			Physicians Oncology Services, L.P., New Term Loan B, 6.250%, due 01/31/17	670,946
6,000,000		(4)	Quintiles Transnational Corp., New Term Loan B, 0.000%, due 06/08/18	5,966,250

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$1,870,321		Quintiles Transnational Corp., Term Loan B, 2.310%, due 03/29/13	$1,867,692
997,500			Rural/Metro Operating Company, LLC, Term Loan B, 6.000%, due 11/24/16	1,004,358
1,237,500			Skilled Healthcare Group, Inc., Term Loan B, 5.250%, due 04/08/16	1,235,760
1,466,667			Sun Healthcare Group Inc., New Term Loan B, 7.500%, due 10/15/16	1,462,083
2,666,666			Sunquest Information Systems, Inc., Term Loan, 6.250%, due 12/16/16	2,689,999
2,887,500			Surgical Care Affiliates LLC, Term Loan, 2.307%, due 12/29/14	2,841,782
982,481			Team Health, Inc., Term Loan, 2.308%, due 11/23/12	981,253
304,286			United Surgical Partners International, Inc., Delayed Draw Term Loan, 2.220%, due 04/21/14	299,722
1,610,323			United Surgical Partners International, Inc., Term Loan B, 2.249%, due 04/19/14	1,586,168
2,873,047			Universal Health Services, Inc., New Term Loan B, 4.000%, due 11/15/16	2,890,555
2,227,584			Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	2,231,761
EUR	2,450,636		VWR International Inc., EUR Term Loan B, 3.740%, due 06/29/14	3,482,529
	$1,470,382		VWR International Inc., Term Loan, 2.691%, due 06/30/14	1,440,974
1,028,571			Warner Chilcott Company LLC, New Term Loan B1, 4.250%, due 03/15/18	1,033,068
514,286			Warner Chilcott Company LLC, New Term Loan B2, 4.250%, due 03/15/18	516,534
707,143			Warner Chilcott Company LLC, New Term Loan B3, 4.250%, due 03/15/18	710,234
				149,654,964
Home & Office Furnishings: 1.3%
EUR	745,552	X	Global Garden Products Italy S.P.A., EUR Term Loan 1, 3.741%, due 08/31/16	943,550
EUR	745,552	X	Global Garden Products Italy S.P.A., EUR Term Loan 2, 3.741%, due 08/31/17	943,550
EUR	322,330		Hilding Anders, EUR Term Loan B, 4.781%, due 04/25/15	420,293
SEK	25,187,946		Hilding Anders, SEK Term Loan B, 5.770%, due 03/31/15	3,492,919
	$931,812		National Bedding Company, 1st Lien Term Loan, 3.813%, due 02/28/13	922,494
2,500,000		(4)	Springs Window Fashions, LLC, New Term Loan B, due 05/26/17	2,468,750
2,022,151			Springs Window Fashions, LLC, Term Loan B, 3.063%, due 12/31/12	2,013,304
				11,204,860
Insurance: 2.2%
1,882,016			AmWINS Group, Inc., 1st Lien Term Loan, 2.781%, due 06/08/13	1,865,549
1,950,113			Applied Systems Inc., 1st Lien Term Loan, 5.500%, due 12/08/16	1,963,925
400,000			Applied Systems Inc., 2nd Lien Term Loan, 9.250%, due 06/07/17	405,333
2,622,553			C.G. JCF CORP., Term Loan, 3.200%, due 08/01/14	2,586,493
2,486,845			HMSC Corporation, 1st Lien Term Loan, 2.442%, due 04/03/14	1,952,173

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Insurance: (continued)
$985,000			Hub International Limited, Add on Term Loan B, 6.750%, due 06/13/14	$989,556
	442,966		Hub International Limited, Delayed Draw Term Loan, 2.807%, due 06/13/14	437,651
	1,970,619		Hub International Limited, Initial Term Loan, 2.807%, due 06/13/14	1,946,971
	4,992,308		Sedgwick Holdings, Inc., New Term Loan, 5.000%, due 12/30/16	5,000,045
	591,000		USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	590,015
	2,219,842		USI Holdings Corp., Term Loan, 2.700%, due 05/05/14	2,182,382
				19,920,093
Leisure, Amusement, Entertainment: 2.5%
	2,731,869		24 Hour Fitness Worldwide, Inc, New Term Loan, 6.750%, due 04/22/16	2,718,209
	1,221,225		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B, 2.707%, due 12/31/13	1,199,199
	824,903		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.707%, due 12/31/13	810,025
	1,815,364		AMF Bowling Worldwide, Inc., Term Loan B, 2.711%, due 06/08/13	1,638,366
	3,069,601		Cedar Fair, L.P., New Term Loan B, 4.000%, due 12/15/17	3,090,704
	5,369,239	(4)	HIT Entertainment, Inc., Term Loan, 5.523%, due 06/01/12	5,325,613
	990,000		Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	995,408
	4,195,067		NEP II, INC, Extended Term Loan B2, 3.560%, due 02/16/17	4,179,336
	2,593,500		Regal Cinemas Corporation, Term Loan B, 3.557%, due 08/23/17	2,595,391
				22,552,251
Lodging: 0.5%
	965,000		Audio Visual Services Corporation, New Term Loan, 2.560%, due 02/28/14	825,075
EUR	1,250,000		Scandic Hotels AB, EUR Term Loan B2, 3.833%, due 07/09/15	1,651,625
EUR	1,250,000		Scandic Hotels AB, EUR Term Loan C2, 3.833%, due 07/09/16	1,651,625
				4,128,325
Machinery: 0.9%
$480,702			Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	485,308
	2,970,506		Bucyrus International, Inc., Term Loan C, 4.250%, due 02/19/16	2,983,019
EUR	1,052,629		Kion Group GMBH, EUR Term Loan B1, 4.700%, due 12/23/14	1,487,346
EUR	989,291		Kion Group GMBH, EUR Term Loan C1, 4.950%, due 12/23/15	1,397,850
$511,168			Kion Group GMBH, Term Loan B2, 2.461%, due 12/23/14	497,431
	511,168		Kion Group GMBH, Term Loan C2, 2.711%, due 12/23/15	497,431
	984,496		NACCO Materials Handling Group, Inc., Term Loan, 2.059%, due 03/22/13	975,882
				8,324,267
Mining, Steel, Iron & Nonprecious Metals: 1.9%
	3,600,000		Fairmount Minerals, Ltd., New Term Loan B, 5.250%, due 03/01/17	3,616,499
	630,724		Noranda Aluminum Acquisition Corp., Term Loan B, 1.941%, due 05/18/14	625,468
	5,162,063		Novelis Inc., New Term Loan B, 4.000%, due 03/10/17	5,195,131
	3,099,586		Oxbow Carbon LLC, Extended Term Loan B, 3.800%, due 05/08/16	3,111,854

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
$4,250,000		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	$4,270,527
			16,819,479
Non-North American Cable: 2.3%
EUR	224,968	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B Kabelcom, 4.482%, due 09/15/14	326,065
EUR	494,984	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B1, 4.482%, due 09/15/14	717,423
EUR	285,113	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B2, 4.482%, due 09/15/14	413,239
EUR	2,570,000	Kabel Deutschland, EUR Term Loan D, 5.232%, due 12/13/16	3,739,421
EUR	235,541	Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.611%, due 12/31/15	318,588
EUR	442,395	Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.611%, due 12/31/15	598,374
EUR	66,513	Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 5.111%, due 06/16/14	90,442
EUR	108,521	Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 5.111%, due 06/16/14	147,564
EUR	172,351	Numericable (YPSO France SAS), EUR Tranche Recap B1, 5.111%, due 06/16/14	234,357
EUR	5,268,168	UPC Broadband Holding B.V, EUR Term Loan S, 4.989%, due 12/31/16	7,561,260
EUR	3,648,797	UPC Broadband Holding B.V, EUR Term Loan U, 5.239%, due 12/31/17	5,249,389
$256,219		UPC Broadband Holding B.V, Term Loan T, 3.711%, due 12/30/16	257,179
644,864		UPC Broadband Holding B.V, Term Loan X, 3.711%, due 12/29/17	646,207
			20,299,508
North American Cable: 10.3%
2,215,298		Atlantic Broadband, New Term Loan B, 4.000%, due 03/08/16	2,225,672
2,194,500		Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	2,209,462
27,803,608		Cequel Communications, LLC, New Term Loan, 2.209%, due 11/05/13	27,714,553
14,781,171		Charter Communications Operating, LLC, Extended Term Loan, 3.560%, due 09/06/16	14,815,774
47,274		Charter Communications Operating, LLC, Replacement Term Loan, 2.190%, due 03/06/14	47,304
15,046,702		CSC Holdings, Inc. (Cablevision), Extended Term Loan B-3, 2.059%, due 03/29/16	15,080,527
5,276,372		Insight Midwest Holdings, LLC, Initial Term Loan, 2.002%, due 04/07/14	5,221,962
1,596,000		Knology Inc, New Term Loan B, 4.000%, due 08/18/17	1,598,993
8,044,930		Mediacom Broadband LLC, Tranche D-1 Term Loan, 1.920%, due 01/31/15	7,866,598
3,546,000		Mediacom LLC Group, Tranche D Term Loan, 5.500%, due 03/31/17	3,567,425
3,970,000		Mediacom LLC Group, Tranche E Term Loan, 4.500%, due 10/23/17	3,973,970
1,659,996		San Juan Cable LLC, 1st Lien Term Loan, 2.060%, due 10/31/12	1,655,154
5,665,966		Wideopenwest Finance, LLC, Term Loan B, 2.698%, due 06/28/14	5,523,433
			91,500,827

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Oil & Gas:1.2%
$1,943,974			CGGVeritas Services Inc., Term Loan B2, 6.036%, due 01/12/16	$1,956,124
	4,308,824		Frac Tech International, LLC, Term Loan B, 6.250%, due 05/06/16	4,321,517
	1,112,339		Hercules Offshore, LLC, Term Loan B, 7.500%, due 07/11/13	1,110,552
	2,920,000		MEG Energy Corp., New Term Loan B, 4.000%, due 03/16/18	2,934,372
				10,322,565
Other Broadcasting and Entertainment: 1.8%
	3,482,500		Getty Images, Inc, New Term Loan, 5.250%, due 11/07/16	3,510,252
	1,995,000		The Weather Channel, New Term Loan B, 4.250%, due 02/13/17	2,011,002
	166,624		VNU, Class A Term Loan, 2.206%, due 08/09/13	166,225
	5,896,789		VNU, Class B Term loan, 3.956%, due 05/02/16	5,912,144
	4,719,780		VNU, Class C Term Loan, 3.456%, due 05/02/16	4,717,250
				16,316,873
Other Telecommunications: 3.0%
	1,995,000		Alaska Communications Systems Holdings, Inc., Term Loan B, 5.500%, due 10/21/16	2,007,968
	350,000	(4)	Asurion, LLC, New 1st Lien Term Loan, due 05/24/18	347,447
	2,700,000	(4)	Asurion, LLC, New 2nd Lien Term Loan, due 05/24/19	2,729,813
EUR	1,679,980		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan B, 3.107%, due 09/30/14	2,183,516
EUR	1,680,261		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan C, 3.357%, due 09/30/15	2,183,882
$1,000,000			Consolidated Communications, Inc., Term Loan B, 2.720%, due 12/31/14	980,000
	938,165	(2)	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, due 11/01/15	965,221
	4,200,000		MetroPCS Wireless, Inc., Incremental Term Loan B3, 4.000%, due 05/18/18	4,194,750
	1,000,000	(4)	PAETEC Holding Corp, Term Loan, due 04/21/17	1,002,500
	3,100,000		U.S. Telepacific Corp, New Term Loan B, 5.750%, due 02/23/17	3,096,125
EUR	4,500,000	(4)	Wind Telecommunicazioni S.P.A., EUR Term Loan B1, due 12/15/17	6,526,714
				26,217,936
Personal & Nondurable Consumer Products: 2.2%
$365,000			Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, due 06/18/18	373,973
	1,995,000		Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, due 12/18/17	2,007,958
	2,441,336		Bushnell, Inc., 1st Lien Term Loan, 4.562%, due 08/24/13	2,398,613
	1,000,303		Fender Musical Instruments Corp., Delayed Draw Term Loan, 2.450%, due 06/09/14	972,795
	1,980,005		Fender Musical Instruments Corp., Term Loan B, 2.450%, due 06/09/14	1,925,555
	993,250		Hillman Group (The), Inc., Term Loan B, 5.000%, due 05/27/16	998,216
	1,614,124		Huish Detergents, Inc., Term Loan B, 2.200%, due 04/26/14	1,558,974
	1,600,000		Information Resources, Inc., New Term Loan B, 0.000%, due 11/28/17	1,604,000
	231,374		Information Resources, Inc., Term Loan B, 5.250%, due 05/16/14	231,374

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

Principal Amount	Borrower/Tranche Description	Fair Value
Personal & Nondurable Consumer Products: (continued)
$2,237,700	Jarden Corporation, New Term Loan B, 3.242%, due 01/31/17	$2,255,649
1,672,779	KIK Custom Products, Inc., 1st Lien Term Loan, 2.530%, due 06/02/14	1,474,136
286,762	KIK Custom Products, Inc., Canadian Term Loan, 2.530%, due 06/02/14	252,709
1,000,000	(4)	Revlon Consumer Products Corporation, New Term Loan B, 0.000%, due 12/01/17	1,004,125
2,032,985	Spectrum Brands, Inc., New Term Loan B, 5.000%, due 06/17/16	2,054,405
19,112,482
Personal, Food & Miscellaneous: 3.7%
3,060,000	Acosta, Inc., Term Loan, 4.750%, due 03/01/18	3,068,798
EUR	2,618,438	Burger King Corporation, New EUR Term Loan B, 4.750%, due 10/19/16	3,782,963
$3,432,258	Burger King Corporation, New Term Loan B, 4.500%, due 10/19/16	3,429,794
1,932,000	Dennys, Inc, New Term Loan B, 5.250%, due 02/24/17	1,951,320
1,811,760	DineEquity Inc., New Term Loan B, 4.250%, due 10/19/17	1,820,494
3,511,200	Dunkin Brands, Inc., New Term Loan B, 4.250%, due 11/23/17	3,519,978
2,573,214	N.E.W. Customer Services Companies, Inc., Secured Term Loan, 6.000%, due 03/23/16	2,571,071
2,992,500	NBTY, Inc., New Term Loan B, 4.250%, due 10/02/17	2,997,402
671,679	OSI Restaurant Partners, Inc., Revolver, 4.035%, due 06/14/13	654,887
6,692,820	OSI Restaurant Partners, Inc., Term Loan B, 2.500%, due 06/14/14	6,525,498
750,000	Seminole Hard Rock Entertainment, Inc., Floating Rate Note, 0.000%, due 03/15/14	731,250
1,414,315	Wendys/Arbys Restaurants, LLC, Term Loan B, 5.000%, due 05/24/17	1,422,714
32,476,169
Printing & Publishing: 9.0%
1,255,694	Black Press, Ltd., Term Loan B1, 2.254%, due 08/02/13	1,205,466
762,386	Black Press, Ltd., Term Loan B2, 2.254%, due 08/02/13	731,890
1,836,411	(2)	Caribe Information Investments Inc., Term Loan, 0.000%, due 03/31/13	550,923
9,932,267	Cengage Learning, Inc., Term Loan, 2.440%, due 07/03/14	9,283,571
2,374,050	Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	2,396,010
1,727,932	CW Acquisition Limited Partnership, Tranche C Term Loan, 6.250%, due 07/13/16	1,747,371
2,215,563	Dex Media East, LLC, New Term Loan, 2.776%, due 10/24/14	1,743,832
1,939,967	Dex Media West, LLC, New Term Loan, 7.000%, due 10/24/14	1,722,530
EUR	666,667	Flint Group Holdings S.A.R.L., EUR Term Loan B8 AEB, 5.783%, due 05/29/15	963,560
$841,151	Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.711%, due 12/31/14	839,487
353,279	Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.711%, due 12/31/14	352,580
2,333,333	Flint Group Holdings S.A.R.L., Term Loan B9, 4.711%, due 05/29/15	2,328,716
1,277,104	Flint Group Holdings S.A.R.L., Term Loan C7, 4.711%, due 12/31/15	1,274,577
1,645,773	Hanley Wood, LLC, New Term Loan B, 2.563%, due 03/08/14	1,020,379

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Printing & Publishing: (continued)
$1,291,108			Intermedia Outdoor, Inc., 1st Lien Term Loan, 3.057%, due 01/31/13	$1,226,552
EUR	1,487,172		Mediannuaire Holding, EUR Term Loan B3, 3.925%, due 10/12/15	1,631,302
EUR	1,486,320		Mediannuaire Holding, EUR Term Loan C2, 3.925%, due 10/12/15	1,630,367
$4,761,595			Merrill Communications, LLC, Term Loan, 7.500%, due 12/24/12	4,749,691
1,812,546			Nelson Canada, Term Loan, 2.807%, due 07/05/14	1,667,542
EUR	533,360		PagesJaunes Groupe SA, EUR Term Loan A3, 4.711%, due 11/22/13	717,832
AUD	22,320,730		PBL Media, AUD Term Loan B, 7.425%, due 02/05/13	22,739,140
$1,650,223			Penton Media, Inc, New Term Loan B, 5.006%, due 08/01/14	1,384,125
3,407,417			Quad/Graphics, Inc., Term Loan B, 5.500%, due 04/14/16	3,414,515
4,047,000			R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	3,025,132
1,510,345			Source Media Inc., New Term Loan B — Accuity, 6.500%, due 01/21/17	1,519,784
475,862			Source Media Inc., New Term Loan B — Source, 6.500%, due 01/21/17	478,836
2,000,000			Springer Science + Business Media S.A., Term Loan A, 6.752%, due 06/17/16	2,010,000
6,632,921			SuperMedia, Inc., Exit Term Loan, 11.000%, due 12/31/15	4,371,513
990,525			Thomas Nelson Publishers, New Term Loan, 9.000%, due 06/14/16	970,715
1,491,225		(2)(3)	Tribune Company, Term Loan B, 0.000%, due 06/04/14	1,013,846
1,585,083			Yell Group PLC, New Term Loan B1, 3.941%, due 07/31/14	664,151
				79,375,935
Radio and TV Broadcasting: 5.3%
694,657			Citadel Broadcasting Corporation, New Term Loan B, 4.250%, due 12/30/16	695,812
5,000,000		(4)	Clear Channel Communications, Inc., Term Loan B, 0.000%, due 01/28/16	4,385,765
1,338,663		(3)	CMP KC, LLC, Term Loan, 3.441%, due 06/03/11	167,333
3,412,042			CMP Susquehanna Corporation, Term Loan, 2.250%, due 05/05/13	3,370,654
1,885,545			FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,889,307
285,714			Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, due 04/30/18	291,429
1,275,000			Hubbard Radio LLC, Term Loan B, 5.250%, due 04/28/17	1,286,953
1,743,848			Local TV Finance, LLC, Term Loan B, 2.310%, due 05/07/13	1,713,330
200,000		(4)	Nexstar Broadcasting, Inc., Add on Delayed Draw Term Loan, 0.000%, due 09/30/16	201,750
500,000			Nexstar Broadcasting, Inc., Delayed Draw Term Loan, 5.565%, due 09/30/16	504,375
580,613			Nexstar Broadcasting, Inc., Old Mission Term Loan, 5.000%, due 09/30/16	585,693
908,138			Nexstar Broadcasting, Inc., Term Loan B, 5.565%, due 09/30/16	907,002
EUR	64,386		ProSiebenSat.1 Media AG, EUR Term Loan B2, 2.685%, due 07/02/14	89,935
EUR	1,186,386		ProSiebenSat.1 Media AG, EUR Term Loan B3 — BankDeal(11194) merge duplicate, 2.685%, due 07/02/14	1,657,148
EUR	220,233		ProSiebenSat.1 Media AG, EUR Term Loan B3 MC (2), 2.685%, due 03/02/15	307,622
EUR	35,934		ProSiebenSat.1 Media AG, EUR Term Loan C2, 3.310%, due 07/03/15	50,766

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: (continued)
EUR	798,662		ProSiebenSat.1 Media AG, EUR Term Loan C3, 3.310%, due 06/26/15	$1,128,336
	$1,000,000	(4)	Raycom TV Broadcasting, LLC, Term Loan B, due 05/31/17	1,001,563
	1,444,933	X	Regent Communications, Secured Cash Term Loan, 5.250%, due 04/27/14	1,416,034
	951,045		Sinclair Television Group, Inc, New Term Loan B, 4.000%, due 10/28/16	955,404
	1,943,888		Spanish Broadcasting Systems, 1st Lien Term Loan, 2.060%, due 06/11/12	1,887,175
	23,312,965		Univision Communications, Inc., Extended Term Loan, 4.441%, due 03/31/17	22,575,692
				47,069,078
Retail Stores: 10.7%
	2,487,500		Amscan Holdings, Inc., Term Loan B, 6.750%, due 12/04/17	2,503,825
	4,987,500		Burlington Coat Factory, Term Loan B, 6.250%, due 02/18/17	4,996,852
	2,824,674		Claires Stores, Inc., Term Loan B, 3.051%, due 05/29/14	2,610,078
	7,256,413		Dollar General Corporation, Tranche B-1 Term Loan, 2.973%, due 07/07/14	7,254,584
	1,875,000		General Nutrition Centers, Inc., New Term Loan B, 4.250%, due 03/02/18	1,879,922
	3,782,785		Guitar Center, Inc., Extended Term Loan, 5.560%, due 04/10/17	3,609,605
	3,192,000		Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, due 12/22/17	3,255,840
EUR	1,500,000		HEMA Holding B.V., EUR Term Loan B, 3.250%, due 07/06/15	2,150,034
EUR	1,500,000		HEMA Holding B.V., EUR Term Loan C, 4.000%, due 07/05/16	2,150,034
	$4,250,000		J. Crew, New Term Loan B, 4.750%, due 03/07/18	4,177,287
	3,900,000		Jo-Ann Stores, Inc., Term Loan, 4.750%, due 03/16/18	3,869,775
	1,596,000		Leslies Poolmart, Inc., Term Loan B, 4.500%, due 11/21/16	1,606,973
EUR	530,263		Maxeda DIY Group B.V., EUR Term Loan B, 3.987%, due 06/29/15	717,795
EUR	719,737		Maxeda DIY Group B.V., EUR Term Loan B2, 4.005%, due 08/01/15	974,278
EUR	530,263		Maxeda DIY Group B.V., EUR Term Loan C, 4.537%, due 06/27/16	717,795
EUR	719,737		Maxeda DIY Group B.V., EUR Term Loan C2, 4.494%, due 08/01/16	974,278
	$1,705,829		Michaels Stores, Inc., Term Loan B1, 2.563%, due 10/31/13	1,688,447
	2,295,648		Michaels Stores, Inc., Term Loan B2, 4.813%, due 07/31/16	2,306,330
	9,963,834	(4)	Neiman Marcus Group, Inc, New Term Loan, 4.750%, due 05/16/18	9,923,012
	6,138,000		Petco Animal Supplies, Inc., New Term Loan, 4.500%, due 11/24/17	6,146,771
GBP	2,500,000		Pets at Home Group Limited, GBP Term Loan B, 5.628%, due 01/24/17	4,154,129
EUR	189,372		Picard Groupe, EUR Term Loan B1, 5.320%, due 09/14/17	275,166
EUR	810,628		Picard Groupe, EUR Term Loan B2, 5.320%, due 09/14/17	1,177,878
	$1,200,000		Pilot Travel Centers LLC, New Term Loan B, 4.250%, due 03/30/18	1,207,406
	3,744,247		Rite Aid Corporation, Term Loan B, 1.953%, due 06/04/14	3,597,207
	1,337,246		Rite Aid Corporation, Tranche 5, 4.500%, due 02/28/18	1,324,710
	2,208,389		Sally Holding LLC, Term Loan B, 2.440%, due 11/15/13	2,211,977
	1,500,000		Savers, New Term Loan B, 4.250%, due 03/03/17	1,509,050
	5,135,130		The Gymboree Corporation, New Term Loan, 5.000%, due 02/23/18	5,045,265

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Retail Stores: (continued)
	$1,400,000	(4)	Toys “R” Us, Inc., Incremental Term Loan B2, due 06/14/18	$1,390,718
	3,816,163		Toys “R” Us, Inc., New Term Loan, 6.000%, due 09/01/16	3,830,729
EUR	1,863,011		Vivarte S.A.S., EUR Facility B1, 3.250%, due 03/09/15	2,585,886
EUR	1,863,011		Vivarte S.A.S., EUR Facility C1, 3.750%, due 03/08/16	2,585,886
				94,409,522
Satellite: 0.3%
	$3,000,000		Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, due 04/02/18	3,023,541
				3,023,541
Telecommunications Equipment: 1.5%
	4,006,176		CommScope, Inc., New Term Loan B, 5.000%, due 01/14/18	4,033,718
GBP	2,383,255		Macquarie UK Broadcast Ventures Limited, GBP Term Loan A2, 2.877%, due 12/01/14	3,628,495
	$1,266,825		Syniverse Holdings, Inc., Term Loan B, 5.250%, due 12/21/17	1,276,921
EUR	1,500,000		TDF SA, EUR Term Loan B, 3.232%, due 01/30/15	1,980,332
EUR	1,500,000		TDF SA, EUR Term Loan C, 3.482%, due 01/29/16	1,980,332
				12,899,798
Textiles & Leather: 0.2%
EUR	812,852		Phillips-Van Heusen Corporation, New EUR Term Loan B, 4.180%, due 02/26/16	1,171,925
	$645,662		Phillips-Van Heusen Corporation, New Term Loan B1, 3.500%, due 05/06/16	654,309
	250,000		Renfro (RC Merger Corp.), Term Loan B, 5.500%, due 05/23/17	249,844
				2,076,078
Utilities: 5.1%
	3,600,000	(4)	AES Corporation, New Term Loan, due 05/17/18	3,601,127
	4,400,000		Calpine Corp, New Term Loan, 4.500%, due 04/02/18	4,418,700
	610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.813%, due 05/01/14	576,936
	940,909		Great Point Power, LLC, Delayed Draw Term Loan, 3.784%, due 03/10/17	950,317
	444,571		MACH Gen, LLC., Letter of Credit, 2.307%, due 02/22/13	416,044
	7,554,620		NRG Energy, Inc., Extended Letter of Credit, 3.557%, due 08/31/15	7,572,917
	1,768,373		NRG Energy, Inc., Extended Term Loan B, 3.469%, due 08/31/15	1,772,380
	2,892		NRG Energy, Inc., Synthetic Letter of Credit, 2.057%, due 02/01/13	2,891
	266,572		NRG Energy, Inc., Term Loan, 2.057%, due 02/01/13	266,468
	2,977,612		Race Point Power, Term Loan, 7.751%, due 11/09/17	2,996,222
	27,080,819	(4)	Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.738%, due 10/10/17	21,442,945
	1,500,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan C, 4.557%, due 12/15/14	1,472,813
				45,489,760
			Total Senior Loans (Cost $1,212,069,440)	1,210,933,846

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Other Corporate Debt: 1.4%
Cargo Transport: 0.0%
$297,646		US Shipping Partners L.P., Subordinated Term Loan, 2.500%, due 08/07/13	$87,309
			87,309
Chemicals, Plastics & Rubber: 0.7%
5,269,044		Lyondell Chemical Company, Fixed Rate Note, 11.000%, due 05/01/18	5,960,606
			5,960,606
Diversified / Conglomerate Manufacturing: 0.7%
2,383,164		Flextronics International, Ltd., Delayed Draw A-1A Term Loan, 2.443%, due 10/01/14	2,366,284
80,886		Flextronics International, Ltd., Delayed Draw A-1-B Term Loan, 2.441%, due 10/01/14	80,312
3,338,233		Flextronics International, Ltd., Term Loan A, 2.459%, due 10/01/14	3,314,589
			5,761,185
Radio and TV Broadcasting: 0.0%
429,210	X	Regent Communications, Subordinated Term Loan, 12.000%, due 10/27/14	386,289
			386,289
		Total Other Corporate Debt (Cost $11,963,469)	12,195,389

Equities and Other Assets: 1.6%

	Description	Value
(1), (@), (R), X	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R), X	Ascend Media (Residual Interest)	—
(@), (R), X	Block Vision Holdings Corporation (719 Common Shares)	—
(2), (@), (R), X	Cedar Chemical (Liquidation Interest)	—
(@)	Citadel (33,239 Class B Shares)	1,118,492
(@)	Citadel (40,423 Class A Shares)	1,354,171
(@), X	Contech (Residual Interest)	—
(2), (@), (R), X	Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@), (R), X	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@), X	Faith Media Holdings, Inc. (7,725 Class A-1 Shares)	397,817
(2), (@), (R), X	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@), (R), X	Gainey Corporation (Residual Interest)	—
(@), X	Global Garden (138,579 Class A3 Shares)	—
(@), X	Global Garden (14,911 Class A1 Shares)	—
(@), X	Glodyne Technoserve, Ltd. (92,471 Common Shares)	706,788
(@), X	Glodyne Technoserve, Ltd. (Escrow Account)	151,992
(2), (@), (R), X	Grand Union Company (Residual Interest in Bankruptcy Estate)	—

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

	Description	Value
Equities and Other Assets (continued)
(@)	Hawaiian Telcom (31,238 Common Shares)	$868,416
(2), (@), (R), X	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R), X	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R), X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@)	Mega Brands Inc. (195,762 Common Shares)	94,971
(@)	Metro-Goldwyn-Mayer, Inc. (351,820 Common Shares)	8,003,905
(@), X	Northeast Biofuels (Residual Interest)	—
(2), (@)	RDA Holding Co. (8,597 Common Shares)	291,765
(@), (R), X	Safelite Realty Corporation (57,804 Common Shares)	305,205
(2), (@), (R)	Supermedia, Inc. (32,592 Common Shares)	141,449
(@), X	Townsquare Media, LLC (314,505 Common Shares)	909,046
(@), X	Townsquare Media, LLC (314,505 Preferred Shares)	—
(2), (@), (R), X	US Office Products Company (Residual Interest in Bankruptcy Estate)	—
(2), (@), X	US Shipping Partners, L.P. (19,404 Common Shares)	—
(2), (@), X	US Shipping Partners, L.P. (275,292 Contingency Rights)	—
	Total for Equities and Other Assets (Cost $13,000,307)	14,344,042
	Total Investments (Cost $1,237,033,216)**	$1,237,473,277
	Other Assets and Liabilities — Net	(351,544,723)
	Net Assets	$885,928,554

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
X	Fair value determined by ING Funds Valuation Committee appointed by the Trust’s Board of Directors/Trustees.
AUD	Australian Dollar
GBP	British Pound Sterling
EUR	Euro
SEK	Swedish Kronor

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

**	For Federal Income Tax purposes cost of investments is $1,237,095,604.

	Net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$22,433,570
	Gross Unrealized Depreciation	(22,055,897)
	Net Unrealized Appreciation	$377,673

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the Trust’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 05/31/11
Asset Table
Investments, at value
Senior Loans	$—	$1,207,630,712	$3,303,134	$1,210,933,846
Other Corporate Debt	—	11,809,100	386,289	12,195,389
Equities and Other Assets	3,869,265	8,003,905	2,470,872	14,344,042
Total Investments, at value	$3,869,265	$1,227,443,717	$6,160,295	$1,237,473,277
Other Financial Instruments+
Forward foreign currency contracts	—	2,411,622	—	2,411,622
Unfunded commitments	—	1,619	—	1,619
Total Assets	$3,869,265	$1,229,856,958	$6,160,295	$1,239,886,518
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(1,988,247)	$—	$(1,988,247)
Unfunded commitments	$—	$(17,783)	$—	$(17,783)
Total Liabilities	$—	$(2,006,030)	$—	$(2,006,030)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust’s assets and liabilities during the periodended May 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/
	at 02/28/11	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)
Senior Loans	$3,230,802	$—	$—	$—	$—	$72,332
Other Corporate Debt	363,879	22,410	—	—	—	—
Equities and Other Assets	2,323,529	—	—	—	(40,230)	187,573
Total	$5,918,210	$22,410	$—	$—	$(40,230)	$259,905

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 05/31/11
Senior Loans	$—	$—	$3,303,134
Other Corporate Debt	—	—	386,289
Equities and Other Assets	—	—	2,470,872
Total	$—	$—	$6,160,295

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

As of May 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $147,343.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+

Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust’s policy is to recognize transfers between levels at the end of the reporting period.

At May 31, 2011 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar			USD
	AUD 21,665,000	Sell	06/07/11	$21,377,218	$23,087,724	$(1,710,506)
State Street Bank	British Pound Sterling GBP 11,700,000	Sell	06/07/11	19,319,856	19,247,700	72,156
State Street Bank	British Pound Sterling GBP 2,506,000	Sell	08/08/11	4,135,276	4,119,483	15,793
State Street Bank	Euro EUR 58,425,000	Sell	06/07/11	86,155,236	84,014,584	2,140,652
State Street Bank	Euro EUR 10,000,000	Sell	07/11/11	14,256,267	14,368,615	(112,348)
State Street Bank	Euro EUR 4,855,000	Sell	08/08/11	7,153,603	6,970,582	183,021
State Street Bank	Sweden Kronor SEK 8,483,750	Sell	06/07/11	1,325,556	1,373,033	(47,477)
State Street Bank	Sweden Kronor SEK 25,479,250	Sell	07/11/11	4,002,035	4,116,244	(114,209)
State Street Bank	Sweden Kronor SEK 677,000	Sell	08/08/11	105,494	109,201	(3,707)
				$157,830,541	$157,407,166	$423,375

See Accompanying Notes to Financial Statements

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011